Investments (Tables)	12 Months Ended
Dec. 31, 2016
Investments [Abstract]
Net Realized and Unrealized Investment (Losses) Gains
The components of the net realized and unrealized investment gains (losses) for the years ended December 31, 2016, 2015 and 2014 were as follows (in thousands of U.S. dollars):

	2016	2015	2014
Net realized investment gains on fixed maturities and short-term investments	$96,994	$66,296	$120,734
Net realized investment gains on equities	157	137,609	98,733
Net realized investment gains (losses) on other invested assets	5,365	(33,317)	(20,686)
Net realized investment gains on funds held–directly managed	1,355	536	2,012
Net realized investment gains	103,871	171,124	200,793
Change in net unrealized investment (losses) gains on fixed maturities and short-term investments	(90,334)	(276,776)	228,781
Change in net unrealized investment (losses) gains on equities	(14,850)	(187,561)	2,605
Change in unrealized investment gains (losses) on other invested assets	25,488	844	(58,180)
Change in net unrealized investment (losses) gains on funds held–directly managed	(676)	(6,163)	1,421
Net other realized and unrealized investment gains (losses)	2,767	1,053	(3,624)
Change in net unrealized investment (losses) gains	(77,605)	(468,603)	171,003
Net realized and unrealized investment gains (losses)	$26,266	$(297,479)	$371,796

Net investment income
The components of net investment income for the years ended December 31, 2016, 2015 and 2014 were as follows (in thousands of U.S. dollars):

	2016	2015	2014
Fixed maturities	$395,831	$425,541	$443,414
Short-term investments and cash and cash equivalents	1,915	854	868
Equities	4,382	30,739	40,326
Funds held and other	34,161	27,406	33,192
Funds held–directly managed	9,993	11,676	13,841
Investment expenses	(35,418)	(46,432)	(51,945)
Net investment income	$410,864	$449,784	$479,696

Net Payable for Securities Purchased
Included within Accounts payable, accrued expenses and other in the Consolidated Balance Sheets at December 31, 2016 and 2015 were amounts of gross receivable balances for securities sold and gross payable balances for securities purchased as follows (in thousands of U.S. dollars):

	2016	2015
Receivable for securities sold	$52,189	$34,497
Payable for securities purchased	(648,813)	(219,707)
Net payable for securities purchased	$(596,624)	$(185,210)